Disclosure of Detailed Information About Continuity of Convertible Debt (Details) - USD ($)	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
IfrsStatementLineItems [Line Items]
Total convertible debt obligation beginning balance	$ 9,951,496	$ 10,793,459
Issuances		4,282,477
Conversion - common shares issued		(164,343)
Conversion - warrants issued		(140,880)
Interest expense	181,485	156,776
Accrued interest on conversion / interest payments	(250,000)	(14,792)
Effect of foreign exchange	(14,245)	17,152
Change in fair value	(1,683,172)	1,323,745
Total convertible debt obligation ending balance	8,185,564	16,253,594
Less than one year	2,557,505
Greater than one year	5,628,059
2019 Series Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation beginning balance	914,428	2,121,869
Issuances
Conversion - common shares issued		(164,343)
Conversion - warrants issued		(140,880)
Interest expense	6,622	19,001
Accrued interest on conversion / interest payments		(14,792)
Effect of foreign exchange	(14,245)	17,152
Change in fair value	(292,982)	370,969
Total convertible debt obligation ending balance	613,823	2,208,976
Less than one year	613,823
Greater than one year
2020 Series Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation beginning balance	2,097,127	8,671,590
Issuances		4,282,477
Conversion - common shares issued
Conversion - warrants issued
Interest expense	49,863	137,775
Accrued interest on conversion / interest payments
Effect of foreign exchange
Change in fair value	(203,308)	952,776
Total convertible debt obligation ending balance	1,943,682	$ 14,044,618
Less than one year	1,943,682
Greater than one year
EB CD [Member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation beginning balance	6,939,941
Interest expense	125,000
Accrued interest on conversion / interest payments	(250,000)
Effect of foreign exchange
Change in fair value	(1,186,882)
Total convertible debt obligation ending balance	5,628,059
Less than one year
Greater than one year	$ 5,628,059